Eaton Vance

Ohio Municipal Income Fund

June 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.2%
Ohio Water Development Authority, 4.00%, 6/1/36	$1,500	$1,650,600
Ohio Water Development Authority, 5.00%, 12/1/35	2,000	2,379,500
Ohio Water Development Authority, Water Pollution Control Loan Fund, 2.12%, (SIFMA + 0.22%), 12/1/20(1)	1,700	1,698,810
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	1,000	1,036,220
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	2,555	3,156,370

		$9,921,500

Education — 9.6%
Kent State University, 5.00%, 5/1/30	$1,185	$1,424,417
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/26	350	433,734
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/27	300	370,701
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/40	1,000	1,173,560
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	210	217,749
Ohio Higher Educational Facility Commission, (Denison University), 5.25%, 11/1/46	1,355	1,622,612
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,246,200
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/38	910	1,015,333
Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,211,250
Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	631,626
Ohio State University, 5.00%, 12/1/29	1,060	1,386,533
Ohio University, 5.00%, 12/1/35	500	595,845
University of Cincinnati, 5.00%, 6/1/34	585	690,598
University of Cincinnati, 5.00%, 6/1/45	2,000	2,352,260

		$15,372,418

Electric Utilities — 2.5%
American Municipal Power, Inc., (Greenup Hydroelectric Facility), 5.00%, 2/15/46	$1,000	$1,141,760
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	2,005	2,173,580
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	595	692,723

		$4,008,063

Escrowed/Prerefunded — 2.1%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/32	$500	$558,455
Lakewood City School District, Prerefunded to 11/1/22, 5.00%, 11/1/36	1,030	1,155,238

Security	Principal Amount (000’s omitted)	Value
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	$1,495	$1,551,107
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	59,269

		$3,324,069

General Obligations — 5.3%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,003,130
Columbus City School District, 5.00%, 12/1/30	1,500	1,812,000
Cuyahoga Community College District, 3.50%, 12/1/39	1,400	1,452,262
Highland Local School District, 5.00%, 12/1/37	540	602,089
Highland Local School District, 5.00%, 12/1/39	1,100	1,224,278
Northwest Local School District, 5.00%, 12/1/40	500	567,395
Ohio, 5.00%, 5/1/33	1,500	1,830,945

		$8,492,099

Hospital — 17.7%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,654,232
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	1,155	1,270,535
Allen County, (Mercy Health), 4.00%, 8/1/47(2)	5,150	5,479,754
Bluffton, (Blanchard Valley Health System), 5.00%, 12/1/31	750	892,328
Butler County, (UC Health), 4.00%, 11/15/37	920	995,403
Butler County, (UC Health), 5.00%, 11/15/28	590	720,508
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,639,000
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	750	898,860
Franklin County, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,365,276
Franklin County, (Trinity Health Credit Group), 5.00%, 12/1/46	2,000	2,331,600
Miami County, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,179,220
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	650	652,054
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	495,254
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	870	898,292
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,665,705
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	450	497,592
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/43	2,210	2,415,331
Ohio, (Cleveland Clinic Health System), (SPA: Wells Fargo Bank, N.A.), 1.85%, 1/1/39(3)	1,000	1,000,000
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	238,087

		$28,289,031

Housing — 0.5%
Ohio Housing Finance Agency, 3.00%, 9/1/39(4)	$750	$749,782

		$749,782

Industrial Development Revenue — 2.6%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,380	$2,386,117
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(5)	1,700	1,807,559

		$4,193,676

Insured – Electric Utilities — 8.4%
Cleveland, Public Power System Revenue, (AGM), 5.00%, 11/15/24	$1,500	$1,756,905
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	2,540	2,079,879
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,599,020

Security	Principal Amount (000’s omitted)	Value
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	$2,500	$2,106,325
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	3,885,405
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	1,089,088

		$13,516,622

Insured – General Obligations — 21.8%
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(2)	$7,500	$9,946,200
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,457,335
Kettering City School District, (AGM), 5.25%, 12/1/31	4,505	5,682,112
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,614,119
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,475,800
Westerville City School District, (XLCA), 5.00%, 12/1/27	4,590	5,715,009

		$34,890,575

Insured – Hospital — 1.1%
Lucas County, (ProMedica Healthcare Obligated Group), (AGM), 4.00%, 11/15/45	$1,725	$1,803,229

		$1,803,229

Insured – Transportation — 7.7%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,170	$1,262,477
Cleveland, Airport System Revenue, (AGM), (AMT), 5.00%, 1/1/43	1,000	1,164,780
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,702,500
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	5,698,400
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	2,250	2,476,170

		$12,304,327

Insured – Water and Sewer — 2.7%
Newark, Water System Revenue, (AGM), 5.00%, 12/1/39	$3,680	$4,320,762

		$4,320,762

Other Revenue — 3.5%
Cuyahoga County, (Cleveland Orchestra), 5.00%, 1/1/33	$400	$493,772
Cuyahoga County, (Cleveland Orchestra), 5.00%, 1/1/34	300	368,919
Cuyahoga County, (Cleveland Orchestra), 5.00%, 1/1/41	725	871,704
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	2,360	2,365,546
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,567,652

		$5,667,593

Senior Living/Life Care — 1.0%
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$644,102
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	1,031,202

		$1,675,304

Special Tax Revenue — 5.0%
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	$1,000	$1,098,310
Cuyahoga County, Sales Tax Revenue, 5.00%, 12/1/35	1,000	1,156,360
Delaware County, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,380,140
Franklin County Convention Facilities Authority, 5.00%, 12/1/26	1,000	1,172,860
Greater Cleveland Regional Transit Authority, Sales Tax Revenue, 5.00%, 12/1/31	435	527,629
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	570	639,996
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,052,753

		$8,028,048

Water and Sewer — 5.0%
Cleveland, Water Pollution Control Revenue, 5.00%, 11/15/41	$945	$1,087,024
Columbus, Sewerage System Revenue, 5.00%, 6/1/30	1,500	1,819,830

Security	Principal Amount (000’s omitted)	Value
Lancaster, Wastewater System Revenue, 4.00%, 12/1/33	$1,265	$1,384,074
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	1,255	1,433,085
Toledo, Water System Revenue, 5.00%, 11/15/41	2,000	2,342,240

		$8,066,253

Total Tax-Exempt Investments — 102.7% (identified cost $149,067,786)		$164,623,351

Other Assets, Less Liabilities — (2.7)%		$(4,300,113)

Net Assets — 100.0%		$160,323,238

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2019, 40.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 23.5% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2019.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarking agent and represents the rate in effect at June 30, 2019.

(4)	When-issued security.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2019, the aggregate value of these securities is $1,807,559 or 1.1% of the Fund’s net assets.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	55	Short	9/19/19	$(8,557,656)	$(255,156)

					$(255,156)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guarantee Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $255,156.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$164,623,351	$—	$164,623,351
Total Investments	$—	$164,623,351	$—	$164,623,351

Liability Description
Futures Contracts	$(255,156)	$—	$—	$(255,156)
Total	$(255,156)	$—	$—	$(255,156)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.